Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash and cash equivalents	¥ 4,925,383		¥ 21,121,206
Restricted cash			16,828
Total Cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	¥ 4,925,383	$ 725,912	¥ 21,138,034	$ 3,022,699	¥ 48,375,196	¥ 60,957,156